Contract assets and liabilities (Details 3)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Costs and estimated earnings on uncompleted contracts	$ 228,000		$ 1,904,000
Less: billings to date	(1,230,000)		(2,765,000)
Costs incurred in contracts in process	169,000		1,904,000
Costs and estimated earnings on uncompleted contracts in excess of billings	(1,002,000)		(861,000)
Estimated earnings	(1,002,000)		(861,000)
Unbilled revenue	74,000		202,000
Deferred revenue	(1,076,000)		(1,063,000)
ZHEJIANG TIANLAN
Costs and estimated earnings on uncompleted contracts | ¥		¥ 503,434,000		¥ 406,064,000
Less: billings to date | ¥		(468,605,000)		(358,705,000)
Costs and estimated earnings on uncompleted contracts in excess of billings | ¥		34,829,000		47,359,000
Unbilled revenue | ¥		¥ 72,310,000		¥ 94,494,000
ZHEJIANG TIANLAN
Costs and estimated earnings on uncompleted contracts	433,195,000		406,064,000
Costs and estimated earnings on uncompleted contracts in excess of billings	$ 25,063,000		$ 47,359,000